Equity Compensation - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares	Apr. 01, 2020 shares
Disclosure Of Equity Compensation [Line Items]
Weighted average share price at the time of exercise of options | $ / shares		$ 12.57		$ 4.73
Equity compensation expense	$ 6,626		$ 4,119
Directors, Officers and Employees
Disclosure Of Equity Compensation [Line Items]
Stock options granted | shares	0		0
Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares	810,000		955,000
Unrecognized compensation cost related to unvested share based compensation arrangements	$ 667		$ 1,525
Fair value of share units recorded as a share-based payments expense included in payables pending issuance	1,658
Restricted Share Units | Operating Expense
Disclosure Of Equity Compensation [Line Items]
Fair value of share units recorded as a share-based payments expense	$ 4,669		$ 2,252
Deferred Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares	121,000		135,000
Fair value of shares granted	$ 468	$ 468	$ 458	$ 458
Cashless Exercise Provision Stock Option Plan
Disclosure Of Equity Compensation [Line Items]
Equity compensation expense	$ 0		$ 239
Performance Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares	0		323,000
Unrecognized compensation cost related to unvested share based compensation arrangements	$ 1,613		$ 3,398
Performance Share Units | Operating Expense
Disclosure Of Equity Compensation [Line Items]
Fair value of share units recorded as a share-based payments expense	$ 1,957		$ 1,628
Equity Incentive Plan
Disclosure Of Equity Compensation [Line Items]
Maximum percentage of outstanding common shares reserved for issuance	16.00%		10.00%
Common shares issued | shares					14,400,737,000
Number of common shares outstanding | shares					14,400,737,000
Maximum term for stock option granted	5 years
Equity Incentive Plan | Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares	810,000		955,000
Fair value of shares granted	$ 2,247	$ 2,247	$ 4,613	$ 4,613